Share based payment - Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted (Detail) - INR (₨)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	3.40%	2.90%	1.50%
Expected volatility (%)	22.00%	23.00%	15.00%
Risk–free interest rate (%)		6.53%
Weighted average remaining contractual life of options granted during current period	9 years 5 months 8 days	9 years 4 months 13 days	9 years 5 months 19 days
Weighted average share price (in INR)	₨ 471	₨ 415	₨ 415
Weighted average fair value (in INR)	₨ 133.01	₨ 110.43	₨ 121.84
Vested Stock Options At The Date of Repurchase [Member]
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	3.40%
Expected volatility (%)	22.00%
Weighted average share price (in INR)	₨ 420
Cash Settled Share Based Payments [Member]
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	3.40%
Expected volatility (%)	22.00%
Weighted average share price (in INR)	₨ 420
Bottom of range [member]
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)	4.16%		7.70%
Bottom of range [member] | Vested Stock Options At The Date of Repurchase [Member]
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)	4.16%
Bottom of range [member] | Cash Settled Share Based Payments [Member]
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)	4.16%
Top of range [member]
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)	5.92%		8.12%
Top of range [member] | Vested Stock Options At The Date of Repurchase [Member]
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)	5.92%
Top of range [member] | Cash Settled Share Based Payments [Member]
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)	5.92%